BALANCE SHEET COMPONENTS	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BALANCE SHEET COMPONENTS

NOTE 5 – BALANCE SHEET COMPONENTS

Prepaid expenses and other current assets	December 31, 2025	December 31, 2024
Prepaid expenses	$548,524	$358,331
Deposit	10,000	246,235
Other current assets	15,310	1,765
Total	$573,834	$606,331

Property and equipment, net	December 31, 2025	December 31, 2024
Land	$1,740,565	$1,740,565
Computer and equipment	21,701	17,211
Property and equipment, gross	1,762,266	1,757,776
Accumulated depreciation	(4,995)	(1,829)
Total	$1,757,271	$1,755,947

Depreciation expense was $3,166 and $1,823 for the year ended December 31, 2025, and December 31, 2024, respectively.

Other long-term assets	December 31, 2025	December 31, 2024
Non-current portion of prepaid expense	$547,169	$262,501
Long-term deposit	-	50,000
Total	$547,169	$312,501

Accounts payable	December 31, 2025	December 31, 2024
Vendors	$8,292,335	$10,259,060
Due to employees	12,761	5,057
Total	$8,305,096	$10,264,117

Accrued liabilities and other current liabilities	December 31, 2025	December 31, 2024
Accrued expenses	$1,748,808	$1,787,985
Capital market advisory fees	1,419,388	1,500,000
Personnel related liabilities	1,667,247	1,400,141
Accrued interest	1,556	34,561
Total	$4,836,999	$4,722,687

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS